Note 10 – Notes Payable, Net (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Note 10 - Notes Payable, Net - Future Minimum Principal Payments

2025	$—
2026	35,400,527
2027	—
2028	1,000,000
2029	—
$36,400,527